Impairments - Loss Allowance (Details) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 SEK (kr) item	Dec. 31, 2022 SEK (kr)
Increase (decrease) in loss allowance
Number of scenarios prepared for each PD curve | item	3
Weight of base scenario	70.00%
Weight of downturn scenario	20.00%
Weight of upturn scenario	10.00%
Minimum
Increase (decrease) in loss allowance
Business cycle parameters for base scenario for PD segments	(0.5)
Maximum
Increase (decrease) in loss allowance
Business cycle parameters for base scenario for PD segments	0.2
Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	kr (223)	kr (164)
Increases due to origination and acquisition	(30)	(70)
Net remeasurement of loss allowance	31	23
Transfer to stage 1	0	6
Transfer to stage 2	(4)	(11)
Transfer to stage 3	(260)	(19)
Decreases due to derecognition	22	24
Exchange-rate differences	(7)	(12)
Loans and off balance at end of period	(471)	(223)
12-month expected credit losses | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(130)
Increases due to origination and acquisition	(29)
Net remeasurement of loss allowance	19
Transfer to stage 1	0
Transfer to stage 2	1
Transfer to stage 3	1
Decreases due to derecognition	9
Exchange-rate differences	(3)
Loans and off balance at end of period	(132)	(130)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(23)
Increases due to origination and acquisition	(1)
Net remeasurement of loss allowance	1
Transfer to stage 1	0
Transfer to stage 2	(5)
Transfer to stage 3	0
Decreases due to derecognition	12
Exchange-rate differences	(1)
Loans and off balance at end of period	(17)	(23)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(70)
Increases due to origination and acquisition	0
Net remeasurement of loss allowance	11
Transfer to stage 3	(261)
Decreases due to derecognition	1
Exchange-rate differences	(3)
Loans and off balance at end of period	kr (322)	kr (70)